UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

Government Cash Management Portfolio

DWS Government Cash Management Fund

DWS Government Cash Management Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Government Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2018 the Fund owned approximately 11% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Government & Agency Obligations 65.4%
U.S. Government Sponsored Agencies 53.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.145%, 1.928% *, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.165%, 1.939% *, 11/2/2018	70,500,000	70,499,845
1-month LIBOR minus 0.130%, 1.943% *, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.165%, 1.968% *, 10/9/2018	37,500,000	37,499,956
1-month LIBOR minus 0.150%, 1.981% *, 10/11/2018	25,000,000	24,999,979
1-month LIBOR minus 0.135%, 1.996% *, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.126%, 2.022% *, 5/13/2019	2,330,000	2,329,548
1-month LIBOR minus 0.123%, 2.025% *, 8/13/2019	212,000,000	212,000,000
1-month LIBOR minus 0.110%, 2.029% *, 3/12/2019	115,000,000	114,997,230
1-month LIBOR minus 0.070%, 2.063% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.050%, 2.07% *, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.145%, 2.073% *, 2/26/2019	115,000,000	114,998,126
1-month LIBOR minus 0.120%, 2.096% *, 3/25/2019	100,000,000	100,000,000
1-month LIBOR plus 0.185%, 2.318% *, 8/9/2019	50,000,000	50,119,449
1-month LIBOR plus 0.190%, 2.348% *, 7/15/2019	820,000	821,902
1-month LIBOR plus 0.190%, 2.355% *, 6/20/2019	100,000,000	100,208,533
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.472% *, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.492% *, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.982% **, 10/18/2018	140,000,000	139,870,753
1.926% **, 10/1/2018	41,927,000	41,927,000
1.952% **, 10/5/2018	255,500,000	255,445,351
3-month LIBOR minus 0.390%, 1.957% *, 1/22/2019	5,125,000	5,125,000
1.962% **, 10/9/2018	25,000,000	24,989,250
1.992% **, 10/18/2018	100,000,000	99,907,208
3-month LIBOR minus 0.330%, 2.003% *, 1/11/2019	190,000,000	190,000,000
2.008% **, 10/25/2018	25,000,000	24,967,000
3-month LIBOR minus 0.320%, 2.017% *, 4/12/2019	1,440,000	1,439,891
3-month LIBOR minus 0.310%, 2.021% *, 3/11/2019	210,000,000	210,000,000
1-month LIBOR minus 0.135%, 2.023% *, 11/16/2018	190,000,000	190,000,000
3-month LIBOR minus 0.310%, 2.023% *, 1/11/2019	183,500,000	183,500,000
3-month LIBOR minus 0.330%, 2.023% *, 12/21/2018	155,000,000	155,000,000
1-month LIBOR minus 0.080%, 2.024% *, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.090%, 2.024% *, 4/5/2019	88,000,000	88,000,000
2.028% **, 10/30/2018	72,000,000	71,884,000
1-month LIBOR minus 0.090%, 2.03% *, 4/5/2019	150,000,000	150,000,000
1-month LIBOR minus 0.100%, 2.031% *, 3/8/2019	200,000,000	200,000,000
1-month LIBOR minus 0.090%, 2.043% *, 11/8/2018	70,000,000	70,000,000
1-month LIBOR minus 0.125%, 2.057% *, 6/21/2019	163,500,000	163,500,000
3-month LIBOR minus 0.280%, 2.063% *, 2/1/2019	330,000,000	330,000,000
1-month LIBOR minus 0.085%, 2.063% *, 9/9/2019	150,000,000	150,000,000
1-month LIBOR minus 0.085%, 2.063% *, 9/13/2019	100,000,000	100,000,000
2.066% **, 11/7/2018	270,000,000	269,434,455
2.069% **, 1/4/2019	607,000	603,731
1-month LIBOR minus 0.090%, 2.075% *, 1/18/2019	95,000,000	95,000,000
2.078% **, 11/16/2018	100,000,000	99,738,056
1-month LIBOR minus 0.130%, 2.082% *, 10/24/2018	120,000,000	120,000,000
1-month LIBOR minus 0.130%, 2.082% *, 3/22/2019	233,250,000	233,250,000
1-month LIBOR minus 0.120%, 2.098% *, 10/26/2018	300,000,000	300,000,000
1-month LIBOR minus 0.110%, 2.102% *, 2/22/2019	224,000,000	224,000,000
2.109% **, 11/29/2018	75,000,000	74,744,335
3-month LIBOR minus 0.190%, 2.125% *, 8/28/2019	255,000,000	255,000,000
2.128% **, 11/28/2018	142,000,000	141,519,795
2.128% **, 11/30/2018	64,000,000	63,776,107
2.134% **, 12/5/2018	50,000,000	49,809,965
2.139% **, 12/7/2018	87,500,000	87,156,392
1-month LIBOR minus 0.045%, 2.167% *, 1/24/2019	75,000,000	75,020,707
2.184% **, 12/19/2018	450,000,000	447,872,925
2.225% **, 1/18/2019	132,500,000	131,619,409
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	220,800,000	220,800,000
2.342% **, 3/20/2019	63,000,000	62,312,775
Federal Home Loan Mortgage Corp.:
0.875%, 10/12/2018	590,000	589,893
1.375%, 2/28/2019	906,000	903,325
1-month LIBOR minus 0.150%, 1.989% *, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.150%, 1.998% *, 2/13/2019	195,000,000	195,000,000
1-month LIBOR minus 0.100%, 2.033% *, 8/8/2019	274,500,000	274,469,302
1-month LIBOR minus 0.100%, 2.039% *, 8/12/2019	90,000,000	89,989,594
1-month LIBOR minus 0.130%, 2.052% *, 11/21/2018	158,800,000	158,788,332
1-month LIBOR minus 0.100%, 2.065% *, 3/18/2019	283,000,000	283,000,000
3-month LIBOR minus 0.250%, 2.081% *, 10/10/2018	85,500,000	85,500,000
1-month LIBOR minus 0.110%, 2.132% *, 5/28/2019	255,000,000	255,000,000
2.149% **, 12/19/2018	477,000,000	474,781,768
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	88,000,000	88,000,000
Federal National Mortgage Association, 1.125%, 10/19/2018	13,250,000	13,244,059
		9,432,454,946
U.S. Treasury Obligations 12.0%
U.S. Treasury Bills:
1.987% **, 10/4/2018	4,413,000	4,412,279
2.008% **, 10/18/2018	200,000,000	199,813,000
2.009% **, 10/18/2018	85,000,000	84,920,485
2.058% **, 11/23/2018	200,000,000	199,402,278
2.059% **, 11/23/2018	108,500,000	108,175,656
2.112% **, 11/29/2018	2,535,000	2,526,346
2.225% **, 2/14/2019	220,000,000	218,175,711
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.332% *, 1/31/2019	154,000,000	154,105,960
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.362% *, 10/31/2018	1,137,000,000	1,137,234,864
		2,108,766,579
Total Government & Agency Obligations (Cost $11,541,221,525)		11,541,221,525
Repurchase Agreements 34.5%
BNP Paribas, 2.40%, dated 9/28/2018, to be repurchased at $2,077,215,360 on 10/1/2018 (a)	2,076,800,000	2,076,800,000
Citigroup Global Markets, Inc., 2.20%, dated 9/28/2018, to be repurchased at $250,045,833 on 10/1/2018 (b)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 2.24%, dated 9/28/2018, to be repurchased at $5,000,933 on 10/1/2018 (c)	5,000,000	5,000,000
Fixed Income Clearing Corp., 1.2%, dated 9/28/2018, to be repurchased at $890,089,000 on 10/1/2018 (d)	890,000,000	890,000,000
Fixed Income Clearing Corp., 2.15%, dated 9/28/2018, to be repurchased at $600,107,500 on 10/1/2018 (e)	600,000,000	600,000,000
Fixed Income Clearing Corp., 2.24%, dated 9/28/2018, to be repurchased at $1,000,186,667 on 10/1/2018 (f)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 2.25%, dated 9/28/2018, to be repurchased at $204,138,269 on 10/1/2018 (g)	204,100,000	204,100,000
The Goldman Sachs & Co., 1.80%, dated 9/28/2018, to be repurchased at $144,021,600 on 10/1/2018 (h)	144,000,000	144,000,000
Wells Fargo Bank, 2.20%, dated 9/28/2018, to be repurchased at $148,679,748 on 10/1/2018 (i)	148,652,000	148,652,000
Wells Fargo Bank, 2.30%, dated 9/28/2018, to be repurchased at $775,759,074 on 10/1/2018 (j)	775,613,000	775,613,000
Total Repurchase Agreements (Cost $6,094,165,000)		6,094,165,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,635,386,525)	99.9	17,635,386,525
Other Assets and Liabilities, Net	0.1	18,665,061
Net Assets	100.0	17,654,051,586

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of September 30, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
352,894,300	U.S. Treasury Bonds	2.25-8.5	8/15/2019-2/15/2047	338,575,263
156,478,800	U.S. Treasury Floating Rate Note	2.283	01/31/2020	157,005,139
281,217,000	U.S. Treasury Inflation-Indexed Bond	0.125	04/15/2020	298,745,958
1,321,769,700	U.S. Treasury Notes	1.0-4.375	10/31/2018-5/15/2041	1,317,165,839
14,354,103	U.S. Treasury STRIPS	Zero Coupon	11/15/2025-5/15/2047	6,843,863
Total Collateral Value				2,118,336,062

(b)	Collateralized by $255,721,000 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 4/10/2018-4/25/2019 with a value of $255,000,063.
(c)	Collateralized by $5,112,000 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 10/18/2018-4/25/2019 with a value of $5,100,035.
(d)	Collateralized by $941,115,000 U.S. Treasury Notes, with the various coupon rates from 1.375-2.75%, with various maturity dates of 10/31/2022-2/29/2024 with a value of $907,809,598.
(e)	Collateralized by $625,460,000 U.S. Treasury Note, 3.0%, maturing on 11/15/2044 with a value of $612,001,977.
(f)	Collateralized by $1,051,545,000 U.S. Treasury Notes, with the various coupon rates from 2.5-3.0%, with various maturity dates of 8/15/2045-8/15/2047 with a value of $1,020,004,176.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
169,230,842	Federal Home Loan Mortgage Corp.	3.0-5.0	2/1/2031-9/1/2048	171,611,079
36,643,917	Federal National Mortgage Association	3.0-4.635	7/1/2025-4/1/2046	36,570,921
Total Collateral Value				208,182,000

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,748	U.S. Treasury Bills	Zero Coupon	10/11/2018-8/15/2036	16,620
7,000	U.S. Treasury Bonds	2.25-6.25	8/15/2023-5/15/2048	7,286
500	U.S. Treasury Floating Rate Notes	2.316-2.326	4/3/2020-7/31/2020	502
9,900	U.S. Treasury Inflation-Indexed Bonds	0.125-2.125	1/15/2019-7/15/2028	10,326
155,507,900	U.S. Treasury Notes	1.0-3.625	5/31/2019-5/15/2028	146,839,466
10,289	U.S. Treasury STRIPS	Zero Coupon	11/15/2018-8/15/2048	5,832
Total Collateral Value				146,880,032

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,110,620	U.S. Treasury Bonds	2.5-3.0	8/15/2042-2/15/2047	42,248,035
62,154,553	U.S. Treasury Inflation-Indexed Bonds	0.125-2.125	1/15/2019-1/15/2028	62,981,752
480,55,921	U.S. Treasury Notes	1.125-2.75	1/31/2019-8/31/2025	46,395,269
Total Collateral Value				151,625,056

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,041,307	Federal Home Loan Mortgage Corp.	2.5-6.5	5/1/2023-8/1/2048	131,361,221
23,415,736	Federal Home Loan Mortgage Corp. - Interest Only	3.0-5.5	11/15/2031-4/15/2046	3,568,933
600,165,006	Federal National Mortgage Association	2.0-7.0	12/1/2019-10/1/2048	601,124,739
55,066,693	Federal National Mortgage Association - Interest Only	3.5-8.0	7/25/2030-8/25/2047	10,641,729
21,595,262	FHLMC Multifamily Structured Pass-Through Certificates	1.278-2.896	6/25/2021-1/25/2041	982,472
30,986,202	Government National Mortgage Association	3.5-6.0	2/20/2038-9/20/2048	32,269,991
734,247	Residual Funding Corp Principal Strip	Zero Coupon	10/15/2020	690,633
10,718,455	Tennessee Valley Authority	2.875-3.875	2/15/2021-12/15/2042	10,485,542
Total Collateral Value				791,125,260

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (k)	$—	$11,541,221,525	$—	$11,541,221,525
Repurchase Agreements	—	6,094,165,000	—	6,094,165,000
Total	$—	$17,635,386,525	$—	$17,635,386,525

(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government Cash Management Fund, a series of Deutsche DWS Money Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018